Income Taxes - Disclosure of Unused Loss Carry Forwards (Detail) - CANADA [Member] $ in Thousands	Dec. 31, 2025 USD ($)
2039 [Member]
Disclosure of Unused Loss Carry Forwards [Line Items]
Net deferred tax assets	$ 1,410
2041 [Member]
Disclosure of Unused Loss Carry Forwards [Line Items]
Net deferred tax assets	2,182
2042 [Member]
Disclosure of Unused Loss Carry Forwards [Line Items]
Net deferred tax assets	10,544
2043 [Member]
Disclosure of Unused Loss Carry Forwards [Line Items]
Net deferred tax assets	2,575
2044 [Member]
Disclosure of Unused Loss Carry Forwards [Line Items]
Net deferred tax assets	2,989
2045 [Member]
Disclosure of Unused Loss Carry Forwards [Line Items]
Net deferred tax assets	$ 4,705